-----------------------------
                                                   |       OMB APPROVAL        |
                                                   |---------------------------|
                                                   | OMB Number:     3235-0006 |
                                                   | Expires: October 31, 2000 |
                                                   | Estimated average         |
                                                   |   burden hours            |
                                                   |   per response ..... 24.7 |
                                                   -----------------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 1999 Check here if Amendment [X]; Amendment Number: 2
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               May 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   185

Form 13F Information Table Value Total:   $1,840,266 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                4.75% Conv '04   00651F AC 2         1,764    2,125,000    Shared-Def    2,3,6
Adaptec Inc                4.75% Conv '04   00651F AC 2           415      500,000    Shared-Def     2,3
Adaptec Inc                4.75% Conv '04   00651F AC 2           830    1,000,000    Shared-Def
Adaptec Inc                4.75% Conv '04   00651F AC 2           311      375,000    Shared-Def    1,2,3
Airtouch Comm              4.25% Cnv Pfd    00949T 30 8       138,000    1,000,000    Shared-Def    2,4,6                  1,000,000
Airtouch Comm                   Com         00949T 10 0           686        7,100    Shared-Def     2,3      7,100
Airtouch Comm                   Com         00949T 10 0         8,136       84,200    Shared-Def    2,3,6    84,200
Airtouch Comm                   Com         00949T 10 0         1,362       14,100    Shared-Def    1,2,3    14,100
Alza Corporation            5% Conv '06     022615 AD 0        17,549   15,260,000    Shared-Def    2,4,6
Alza Corporation            5% Conv '06     022615 AD 0         6,325    5,500,000    Shared-Def   1,2,3,7
Alza Corporation            5% Conv '06     022615 AD 0          4709    4,095,000    Shared-Def     2,6
America Online Inc          4% Conv '02     02364J AB 0        56,566    4,997,000    Shared-Def    2,4,6
America Online Inc          4% Conv '02     02364J AB 0        45,280    4,000,000    Shared-Def   1,2,3,7
America Online Inc          4% Conv '02     02364J AB 0        22,640    2,000,000    Shared-Def     2,6
American Bnkrs Ins Grp          Com         024456 10 5            52        1,000    Shared-Def     2,3      1,000
American Bnkrs Ins Grp          Com         024456 10 5           650       12,500    Shared-Def    2,3,6    12,500
American Bnkrs Ins Grp          Com         024456 10 5           120        2,300    Shared-Def    1,2,3     2,300
American Bnkrs Ins Grp    $3.125 Cnv Pfd B  024456 20 4         8,897       75,000    Shared-Def    2,4,6                     75,000
American Gnrl Del LLC        6% Cnv Pfd     02637G 20 0       142,600    1,550,000    Shared-Def    2,4,6                  1,550,000
American Gnrl Del LLC        6% Cnv Pfd     02637G 20 0         4,600       50,000    Shared-Def     2,6                      50,000
American Home Prod              Com         026609 10 7         2,597       39,800    Shared-Def     2,3     39,800
American Home Prod              Com         026609 10 7         1,657       25,400    Shared-Def             25,400
American Home Prod              Com         026609 10 7           705       10,800    Shared-Def    1,2,3    10,800
American Home Prod              Com         026609 10 7         5,050       77,400    Shared-Def   2,3,5,6   77,400
American Stores Co              Com         030096 10 1           373       11,300    Shared-Def     2,3     11,300
American Stores Co              Com         030096 10 1         4,178      126,600    Shared-Def    2,3,6   126,600
American Stores Co              Com         030096 10 1           716       21,700    Shared-Def    1,2,3    21,700
Apple South               $3.50 Cnv Pfd A   037856 30 9        19,729      461,500    Shared-Def    2,4,6                    461,500
Ascend Comm                     Com         043491 10 9           921       11,000    Shared-Def     2,3     11,000
Ascend Comm                     Com         043491 10 9        10,787      128,900    Shared-Def    2,3,6   128,900
Ascend Comm                     Com         043491 10 9         1,841       22,000    Shared-Def    1,2,3    22,000
Bankers Tr Corp                 Com         066365 10 7           609        6,900    Shared-Def     2,3      6,900
Bankers Tr Corp                 Com         066365 10 7         7,016       79,500    Shared-Def    2,3,6    79,500
Bankers Tr Corp                 Com         066365 10 7         1,200       13,600    Shared-Def    1,2,3    13,600
Centocor Inc               4.75% Cnv 144A   152342 AC 5        21,000   20,000,000    Shared-Def    2,4,6
Centocor Inc               4.75% Cnv 144A   152342 AC 5         8,400    8,000,000    Shared-Def   1,2,3,7
Centocor Inc               4.75% Cnv 144A   152342 AC 5         1,050    1,000,000    Shared-Def     2,6
Centocor Inc                    Com         152342 95 1           510       17,000 P  Shared-Def    2,4,6    17,000
Centocor Inc                    Com         152342 95 1           210        7,000 P  Shared-Def   1,2,3,7    7,000
Centocor Inc                    Com         152342 95 1            30        1,000 P  Shared-Def     2,6      1,000
Chancellor Brdcsting         7% Cnv Pfd     158915 30 6        32,200      230,000    Shared-Def    2,4,6                    230,000
Chancellor Brdcsting         6% Cnv Pfd     158915 40 5        13,630      136,300    Shared-Def    2,4,6                    136,300
Checkpoint Systems Inc     5.25% Conv '05    162825AB9          4,250    5,000,000    Shared-Def    2,4,6
Checkpoint Systems Inc     5.25% Conv '05    162825AB9            289      340,000    Shared-Def   1,2,3,7
Chiquita Brands Intl Inc  $3.75 Cnv Pfd B   170032 50 2        20,719      427,200    Shared-Def    2,4,6                    427,200
Citizen Utility TR           5% Cnv Pfd     177351 20 2         8,593      195,300    Shared-Def    2,4,6                    195,300
Compaq Computer                 Com         204493 10 0         3,609      113,900    Shared-Def     2,3    113,900
Compaq Computer                 Com         204493 10 0         1,426       45,000    Shared-Def             45,000
Compaq Computer                 Com         204493 10 0         1,435       45,300    Shared-Def    1,2,3    45,300
Compaq Computer                 Com         204493 10 0        10,527      332,200    Shared-Def   2,3,5,6  332,200
Comverse Tech Inc          5.75% Conv '06   205862 AE 5         8,984    4,679,000    Shared-Def    2,4,6
Comverse Tech Inc          5.75% Conv '06   205862 AE 5           960      500,000    Shared-Def   1,2,3,7
Continental Airls Inc      6.75% Conv '06   210795 AS 9        29,548   22,300,000    Shared-Def    2,4,6
Continental Airls Inc      6.75% Conv '06   210795 AS 9        13,780   10,400,000    Shared-Def   1,2,3,7
Data General                6% Conv '04      237688AE6         11,031   12,535,000    Shared-Def    2,4,6
Data General                6% Conv '04      237688AE6          3,780    4,295,000    Shared-Def   1,2,3,7
Data General                    Com         237688 95 6           918       91,800 P  Shared-Def    2,4,6    91,800
Data General                    Com         237688 95 6           332       33,200 P  Shared-Def   1,2,3,7   33,200
Delta & Pine Ld Co              Com         247357 10 6         1,125       36,600    Shared-Def             36,600
Delta & Pine Ld Co              Com         247357 10 6           148        4,800    Shared-Def     2,3      4,800
Delta & Pine Ld Co              Com         247357 10 6         1,565       50,900    Shared-Def    2,3,6    50,900
Delta & Pine Ld Co              Com         247357 10 6           286        9,300    Shared-Def    1,2,3     9,300
E I Dupont De Nemours           Com         263534 10 9        10,666      183,700    Shared-Def     2,3    183,700
E I Dupont De Nemours           Com         263534 10 9         1,219       21,000    Shared-Def             21,000
E I Dupont De Nemours           Com         263534 10 9         1,068       18,400    Shared-Def    1,2,3    18,400
E I Dupont De Nemours           Com         263534 10 9         7,757      133,600    Shared-Def   2,3,5,6  133,600
EMC Corporation            3.25% Conv '02   268648 AC 6        83,585   14,600,000    Shared-Def    2,4,6
EMC Corporation            3.25% Conv '02   268648 AC 6        63,193   11,038,000    Shared-Def   1,2,3,7
Echostar Comm new         6.75% Cnv Pfd C   278762 30 7        14,324       82,800    Shared-Def    2,4,6                     82,800
Executive Risk Inc              Com         301586 10 3           199        2,800    Shared-Def     2,3      2,800
Executive Risk Inc              Com         301586 10 3         2,258       31,800    Shared-Def    2,3,6    31,800
Executive Risk Inc              Com         301586 10 3           383        5,400    Shared-Def    1,2,3     5,400
Frontier Corporation            Com         35906P 10 5           223        4,300    Shared-Def     2,3      4,300
Frontier Corporation            Com         35906P 10 5         2,594       50,000    Shared-Def    2,3,6    50,000
Frontier Corporation            Com         35906P 10 5           467        9,000    Shared-Def    1,2,3     9,000
General Motors Crp Cl H         Com         370442 83 2         6,259      124,100    Shared-Def     2,3    124,100
General Motors Crp Cl H         Com         370442 83 2         3,581       71,000    Shared-Def             71,000
General Motors Crp Cl H         Com         370442 83 2         1,281       25,400    Shared-Def    1,2,3    25,400
General Motors Crp Cl H         Com         370442 83 2         9,054      179,500    Shared-Def   2,3,5,6  179,500
Gillette Co                     Com         375766 10 2         4,921       82,800    Shared-Def     2,3     82,800
Gillette Co                     Com         375766 10 2         1,474       24,800    Shared-Def             24,800
Gillette Co                     Com         375766 10 2           886       14,900    Shared-Def    1,2,3    14,900
Gillette Co                     Com         375766 10 2         7,703      129,600    Shared-Def   2,3,5,6  129,600
HealthSouth Corp           3.25% Conv '03   421924 AF 8         1,435    1,750,000    Shared-Def    2,3,6
HealthSouth Corp           3.25% Conv '03   421924 AF 8           410      500,000    Shared-Def     2,3
HealthSouth Corp           3.25% Conv '03   421924 AF 8           410      500,000    Shared-Def
Hexcel Corporation          7% Conv '03     428291 AA 6         1,750    2,125,000    Shared-Def    2,3,6
Hexcel Corporation          7% Conv '03     428291 AA 6           462      561,000    Shared-Def     2,3
Hexcel Corporation          7% Conv '03     428291 AA 6         1,030    1,250,000    Shared-Def
Hexcel Corporation          7% Conv '03     428291 AA 6           206      250,000    Shared-Def    1,2,3
Hilton Hotels Corp          5% Conv '06     432848 AL 3         4,938    4,865,000    Shared-Def   1,2,3,7
Hilton Hotels Corp          5% Conv '06     432848 AL 3        43,181   42,543,000    Shared-Def    2,4,6
Home Depot Inc.            3.25% Conv '01   437076 AE 2        56,079   20,100,000    Shared-Def   1,2,3,7
Home Depot Inc.            3.25% Conv '01   437076 AE 2       171,395   61,432,000    Shared-Def    2,4,6
Honeywell Inc                   Com         438506 10 7         5,019       66,200    Shared-Def     2,3     66,200
Honeywell Inc                   Com         438506 10 7         1,403       18,500    Shared-Def             18,500
Honeywell Inc                   Com         438506 10 7           902       11,900    Shared-Def    1,2,3    11,900
Honeywell Inc                   Com         438506 10 7         7,839      103,400    Shared-Def   2,3,5,6  103,400
J.D. Edwards & Co               Com         281667 10 5         2,732      228,900    Shared-Def     2,3    228,900
J.D. Edwards & Co               Com         281667 10 5           605       50,700    Shared-Def             50,700
J.D. Edwards & Co               Com         281667 10 5           372       31,200    Shared-Def    1,2,3    31,200
J.D. Edwards & Co               Com         281667 10 5         2,705      226,600    Shared-Def   2,3,5,6  226,600



     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Kellstrom Industries       5.5% Conv '03    488035 AE 6         1,464    1,785,000    Shared-Def    2,4,6
Kellstrom Industries       5.5% Conv '03    488035 AE 6           820    1,000,000    Shared-Def   1,2,3,7
Level One Comm Inc              Com         527295 10 9           331        6,800    Shared-Def     2,3      6,800
Level One Comm Inc              Com         527295 10 9         3,681       75,700    Shared-Def    2,3,6    75,700
Level One Comm Inc              Com         527295 10 9           656       13,500    Shared-Def    1,2,3    13,500
Loral Corp                      Com         G56462 10 7         1,617       92,000    Shared-Def     2,3     92,000
Loral Corp                      Com         G56462 10 7           289       20,000    Shared-Def             20,000
Loral Corp                      Com         G56462 10 7           290       20,100    Shared-Def    1,2,3    20,100
Loral Corp                      Com         G56462 10 7         2,135      147,900    Shared-Def   2,3,5,6  147,900
Loral Corp                      Com         G56462 95 7         1,750      100,000 C  Shared-Def    2,4,6   100,000
Magna International Inc   4.875% Conv '05   559222 AG 9         6,000    6,000,000    Shared-Def    2,4,6
Magna International Inc   4.875% Conv '05   559222 AG 9         2,500    2,500,000    Shared-Def   1,2,3,7
Magna International Inc   4.875% Conv '05   559222 AG 9         3,250    3,250,000    Shared-Def     2,6
Mail-Well Inc               5% Conv '02     560321 AD 3         1,530    1,500,000    Shared-Def   1,2,3,7
Mascotech Inc              4.5% Conv '03    574670 AB 1         5,532    6,665,000    Shared-Def    2,4,6
Mascotech Inc              4.5% Conv '03    574670 AB 1         1,058    1,275,000    Shared-Def   1,2,3,7
Mascotech Inc              4.5% Conv '03    574670 AB 1         2,118    2,750,000    Shared-Def    2,3,6
Mascotech Inc              4.5% Conv '03    574670 AB 1           674      875,000    Shared-Def     2,3
Mascotech Inc              4.5% Conv '03    574670 AB 1         1,540    2,000,000    Shared-Def
Mascotech Inc              4.5% Conv '03    574670 AB 1           289      375,000    Shared-Def    1,2,3
Mediaone                   4.5% Cnv Pfd D   58440J 20 3        57,944      424,500    Shared-Def    2,4,6                    424,500
Mobil Corp                      Com         607059 10 2           695        7,900    Shared-Def     2,3      7,900
Mobil Corp                      Com         607059 10 2         7,718       87,700    Shared-Def    2,3,6    87,700
Mobil Corp                      Com         607059 10 2         1,390       15,800    Shared-Def    1,2,3    15,800
Monsanto Company                Com         611662 10 7         5,903      128,500    Shared-Def     2,3    128,500
Monsanto Company                Com         611662 10 7         1,566       34,100    Shared-Def             34,100
Monsanto Company                Com         611662 10 7         1,167       25,400    Shared-Def    1,2,3    25,400
Monsanto Company                Com         611662 10 7         8,319      181,100    Shared-Def   2,3,5,6  181,100
Nabors Industries Inc.      5% Conv '06     629568 AA 4         9,263    7,181,000    Shared-Def   1,2,3,7
Nabors Industries Inc.      5% Conv '06     629568 AA 4        26,295   20,384,000    Shared-Def    2,4,6
Nine West Group Inc        5.5% Conv '03    65440D AC 6           252      270,000    Shared-Def     2,3
Nine West Group Inc        5.5% Conv '03    65440D AC 6         2,777    2,970,000    Shared-Def    2,3,6
Nine West Group Inc        5.5% Conv '03    65440D AC 6           486      520,000    Shared-Def    1,2,3
Omnicare Inc.             5% Cnv 144A '07   681904 AB 4         1,170    1,500,000    Shared-Def    2,4,6
Omnicare Inc.               5% Conv '07      681904 AD0         2,173    2,750,000    Shared-Def    2,3,6
Omnicare Inc.               5% Conv '07      681904 AD0         1,876    2,375,000    Shared-Def     2,3
Omnicare Inc.               5% Conv '07      681904 AD0         1,580    2,000,000    Shared-Def
Omnicare Inc.               5% Conv '07      681904 AD0           296      375,000    Shared-Def    1,2,3
Omnicom Corp               4.25% Conv '07   681919 AE 6        11,565    4,500,000    Shared-Def     2,6
Omnicom Corp               4.25% Conv '07   681919 AE 6        35,980   14,000,000    Shared-Def    2,4,6
Omnicom Corp               4.25% Conv '07   681919 AE 6        10,023    3,900,000    Shared-Def   1,2,3,7
Orbital Sciences Corp       5% Conv '02     685564 AB 2         5,399    4,385,000    Shared-Def    2,4,6
Orbital Sciences Corp       5% Conv '02     685564 AB 2         2,832    2,300,000    Shared-Def   1,2,3,7
Pier 1 Imports Inc.        5.75% Conv '03   720279 AF 5         1,800    1,500,000    Shared-Def    2,4,6
Platinum Tech Inc          6.75% Conv '01   72764T AA 9         5,103    2,700,000    Shared-Def   1,2,3,7
Platinum Tech Inc          6.75% Conv '01   72764T AA 9        23,663   12,520,000    Shared-Def    2,4,6
Platinum Tech Inc               Com         72764T 10 1           163        6,400    Shared-Def     2,3      6,400
Platinum Tech Inc               Com         72764T 10 1         2,025       79,400    Shared-Def    2,3,6    79,400
Platinum Tech Inc               Com         72764T 10 1           362       14,200    Shared-Def    1,2,3    14,200
Quantum Corporation         7% Conv '04     747906 AC 9         6,058    6,058,000    Shared-Def   1,2,3,7
Rouse Co                    $3 Cnv Pfd B    779273 30 9         8,348      185,000    Shared-Def    2,4,6                    185,000
Royal Carib Cruises Ltd   7.25% Cnv Pfd A    V7780T111         44,931      350,000    Shared-Def    2,4,6                    350,000
SCI Systems Inc.            5% Conv '06     783890 AD 8        49,158   38,405,000    Shared-Def    2,4,6
SCI Systems Inc.            5% Conv '06     783890 AD 8        19,200   15,000,000    Shared-Def   1,2,3,7
SAP Aktiengesellschaft       Spnsrd ADR     803054 20 4         1,989       75,600    Shared-Def     2,3     75,600
SAP Aktiengesellschaft       Spnsrd ADR     803054 20 4         1,121       42,600    Shared-Def             42,600
SAP Aktiengesellschaft       Spnsrd ADR     803054 20 4           358       13,600    Shared-Def    1,2,3    13,600
SAP Aktiengesellschaft       Spnsrd ADR     803054 20 4         3,110      118,200    Shared-Def   2,3,5,6  118,200
Sensormatic Electrs Crp         Com         817265 10 1           285       28,499    Shared-Def    2,4,6    28,499
Sepracor Inc               6.25% Conv '05   817315 AE 4        24,013    9,605,000    Shared-Def    2,4,6
Sepracor Inc               6.25% Conv '05   817315 AE 4        15,488    6,195,000    Shared-Def   1,2,3,7
Sepracor Inc               6.25% Conv '05   817315 AE 4        11,975    4,790,000    Shared-Def     2,6
St. Paul Capital LLC         6% Cnv Pfd     792856 20 5        24,000      400,000    Shared-Def    2,4,6                    400,000
Sunrise Assisted Liv Inc   5.5% Conv '02    86768k AC 0        14,822   10,100,000    Shared-Def    2,4,6
Sunrise Assisted Liv Inc   5.5% Conv '02    86768k AC 0         9,832    6,700,000    Shared-Def   1,2,3,7
Synetic Inc.                5% Conv '07     87160F AB 5         1,344    1,200,000    Shared-Def   1,2,3,7
Synetic Inc.                5% Conv '07     87160F AB 5         6,720    6,000,000    Shared-Def    2,4,6
Thermo Electron Corp       4.25% Conv '03   883556 AF 9         1,442    1,625,000    Shared-Def    2,3,6
Thermo Electron Corp       4.25% Conv '03   883556 AF 9         1,997    2,250,000    Shared-Def     2,3
Thermo Electron Corp       4.25% Conv '03   883556 AF 9         1,664    1,875,000    Shared-Def
Thermo Electron Corp       4.25% Conv '03   883556 AF 9           222      250,000    Shared-Def    1,2,3
Tower Automotive            5% Conv '04     891707 AA 9        15,652   15,050,000    Shared-Def    2,4,6
Tower Automotive            5% Conv '04     891707 AA 9         4,981    4,789,000    Shared-Def   1,2,3,7
VLSI Technology Inc             Com         918270 10 9            70        3,600    Shared-Def     2,3      3,600
VLSI Technology Inc             Com         918270 10 9           769       39,700    Shared-Def    2,3,6    39,700
VLSI Technology Inc             Com         918270 10 9           130        6,700    Shared-Def    1,2,3     6,700
Waste Management            4% Conv '02     94106L AA 7        20,283   16,490,000    Shared-Def    2,4,6
Waste Management            4% Conv '02     94106L AA 7         5,781    4,700,000    Shared-Def   1,2,3,7
Wang Laboratories Inc.    6.50% Cnv Pfd B   93369N 20 8        28,220      542,690    Shared-Def    2,4,6   542,690
World Color Press  Del     6.00% Conv '07   981443 AA 2         1,690    1,875,000    Shared-Def    2,3,6
World Color Press  Del     6.00% Conv '07   981443 AA 2           665      738,000    Shared-Def     2,3
World Color Press  Del     6.00% Conv '07   981443 AA 2         1,127    1,250,000    Shared-Def
World Color Press  Del     6.00% Conv '07   981443 AA 2           338      375,000    Shared-Def    1,2,3
                                                            1,840,266
